Condensed Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Total assets	$ 334,178	$ 328,986		$ 347,096
Liabilities
Other borrowings	1,300	1,300		1,500
Total liabilities	328,693	321,736		329,341
Stockholders' Equity	5,485	7,250	16,285	17,755	22,707
Total liabilities and stockholders' equity	334,178	328,986		347,096
Parent Company
ASSETS
Cash on deposit with the Bank		900		1,352
Investment in common stock of the Bank		11,477		20,923
Other assets		272		599
Total assets		12,649		22,874
Liabilities
Other borrowings		1,300		1,500
Long-term debt		3,609		3,609
Other liabilities		490		10
Total liabilities		5,399		5,119
Stockholders' Equity		7,250		17,755
Total liabilities and stockholders' equity		$ 12,649		$ 22,874